Prepayments for Land Use Right (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Prepayments for Land Use Right

	2018	2017
	RMB million	RMB million
Carrying amount at January 1	1,717	2,064
Recognized during the year	(330)	(347)

Carrying amount at December 31	1,387	1,717